Deferred revenue and deferred platform commission fees - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred revenue and deferred platform commission fees
Platform Commissions Expenses	$ 15,573	$ 12,066
Contract liabilities	$ 279,249	$ 332,584	$ 349,522
Estimated Player Lifespan In Other Company Games.	15 months	13 months
Unconverted Virtual Currency [member]
Deferred revenue and deferred platform commission fees
Contract liabilities	$ 4,853	$ 4,959
Durable Item [member]
Deferred revenue and deferred platform commission fees
Contract liabilities	3,893	4,063
Consumable Items [member]
Deferred revenue and deferred platform commission fees
Contract liabilities	$ 960	$ 896
Hero Wars
Deferred revenue and deferred platform commission fees
Average Estimated Player Lifespan	29 months	28 months
Goods or services transferred at point in time | In-game purchases
Deferred revenue and deferred platform commission fees
Revenue	$ 114,039
Goods or services transferred over time | In-game purchases
Deferred revenue and deferred platform commission fees
Revenue		$ 82,993